Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of receivables represented the amount available for future deduction against VAT payable
	December 31, 2020	September 30, 2021
Advances to suppliers	$2,117	$4,681
Other receivables	688	6,330
VAT receivables	2,471	1,207
Deposits	746	746
Total	$6,022	$12,964

	December 31, 2019	December 31, 2020
VAT receivables	$1,748	$2,471
Advances to suppliers	1,038	2,117
Other receivables	627	688
Deposits	535	746
Total	$3,948	$6,022